ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

VanceInfo Technologies Inc. (“VanceInfo” or the “Company”), formerly known as Thinkplus Investments Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on April 19, 2004 and was re-domiciled to the Cayman Islands on October 10, 2005. VanceInfo, together with its subsidiaries, are hereinafter referred to as the “Group”.

The Group is principally engaged in the provision of IT services that mainly include quality assurance testing, application development and maintenances, research and development, globalization and localization, and enterprise solutions in the PRC.

As of December 31, 2011, the Group’s subsidiaries were as follows:

Subsidiaries	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of beneficial ownership

VanceInfo Creative Software Technology Ltd. (“VanceInfo Beijing”)	July 2, 2004	PRC	100%
VanceInfo Creative Software Technology Ltd. (“VanceInfo BVI”)	August 6, 2004	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 25, 2004	Japan	99.9%
VanceInfo Technologies Inc. (“VanceInfo US”)	November 29, 2005	United States of America (“US”)	100%
VanceInfo Technologies Limited (“VanceInfo Hong Kong”)	March 27, 2007	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”, formerly name “Shanghai Solutions Software Co., Ltd.” )	May 29, 2007	PRC	100%
Beijing Chosen Technology Co., Ltd. (“Chosen”)	July 31, 2007	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 15, 2007	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	September 9, 2008	PRC	100%
VanceInfo Malaysia Inc. Sdn. Bhd	October 9, 2008	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	October 28, 2008	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	December 19, 2008	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	July 2, 2009	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	July 2, 2009	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	July 2, 2009	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	July 2, 2009	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	July 2, 2009	PRC	100%
VanceInfo Financial Service Limited (“VanceInfo Financial Service”, formerly named “Link Result Limited”)	July 2, 2010	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”, formerly named “A-IT (Shanghai) Software Services Co., Ltd.”)	July 2, 2010	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	January 4, 2011	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology (Shenzhen) Limited (“Lifewood Shenzhen”)	April 1, 2011	PRC	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	April 1, 2011	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”, formerly named “Salsatec Corporation Pty. Ltd.” )	July 1, 2011	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	August 1, 2011	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	August 1, 2011	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	August 12, 2011	Singapore	100%
VanceInfo Financial Solutions Limited. (“VanceInfo Financial Solutions”)	September 9, 2011	BVI	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 11, 2011	PRC	100%